Share Capital and Reserves - Summary of the Company's Other Equity Instruments and the Changes for the Year (Detail) - Warrants [member]	12 Months Ended
Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants, outstanding beginning balance	0
Number of warrants, Granted	2,661,012
Number of warrants, exercised	(484)
Number of warrants, expired	(2,418,528)
Number of warrants, outstanding ending balance	242,000
Shares to be issued upon exercise of the warrants, outstanding beginning balance	0
Shares to be issued upon exercise of the warrants, Granted	2,661,012
Shares to be issued upon exercise of the warrants, exercised	(484)
Shares to be issued upon exercise of the warrants, expired	(2,418,528)
Shares to be issued upon exercise of the warrants, outstanding ending balance	242,000